Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
11.	Leases
The Company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 5.7%, the Company’s incremental borrowing rate, over the expected term. Short-term leases (lease terms less than 12 months) expenses are recognized as incurred. Currently, the Company does not have any variable lease costs.
(a) The components of lease expenses were as follows:

	Year ended December 31,
	2020	2021
Lease cost:
Amortization of right-of-use assets	39,371	23,772
Interest of lease liabilities	1,834	1,873
Expenses for short-term leases within 12 months	6,093	—

Total lease cost	47,298	25,645

(b) Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2020	2021
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	39,073	22,122
Right-of-use assets obtained in exchange for lease obligations:	20,449	5,650
(c) Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2020	2021
Operating leases
Operating lease right-of-use assets	50,319	26,342

Operating lease liabilities, current	(20,760)	(11,897)
Operating lease liabilities, non-current	(23,756)	(15,985)

Total operating lease liabilities	(44,516)	(27,882)

	As of December 31,
	2020	2021
Weighted-average remaining lease term
Operating leases	2.5 years	2.1 years
Weighted-average discount rate
Operating leases	5.7%	5.7%

(d) Maturities of lease liabilities were as follows:

As of December 31, 2021
2022	13,022
2023	11,481
2024	5,182

Total undiscounted lease payments	29,685
Less: imputed interest	(1,803)

Total lease liabilities	27,882

(e) Future minimum lease payments for the Group’s operating leases were as follows:

As of December 31, 2021
2022	13,022
2023	11,481
2024	5,182

29,685